Note 7 - Risk Management - Market Risk Sensitivity Analysis (Details)	12 Months Ended
Dec. 31, 2020
Europe [Member] | 100 Basic Point Increase [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	[1.5% , 3.5%]	[1]
Perectage Impact On Net Economic Value	[3.5% , 5.5%]	[2]
Europe [Member] | 100 Basic Point Decrease [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	[-1.5% , -0.5%]	[1],[3]
Perectage Impact On Net Economic Value	[-3.5% , -1.5%]	[2],[3]
Mexico [Member] | 100 Basic Point Increase [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	[0.5% , 1.5%]	[1]
Perectage Impact On Net Economic Value	[-1.5% , -0.5%]	[2]
Mexico [Member] | 100 Basic Point Decrease [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	[-1.5% , -0.5%]	[1],[3]
Perectage Impact On Net Economic Value	[0.5% , 1.5%]	[2],[3]
Turkey [Member] | 100 Basic Point Increase [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	[-0.5% , 0.5%]	[1]
Perectage Impact On Net Economic Value	[-0.5% , 0.5%]	[2]
Turkey [Member] | 100 Basic Point Decrease [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	[-0.5% , 0.5%]	[1],[3]
Perectage Impact On Net Economic Value	[-0.5% , 0.5%]	[2],[3]
Rest [Member] | 100 Basic Point Increase [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	[-0.5% , 0.5%]	[1]
Perectage Impact On Net Economic Value	[-0.5% , 0.5%]	[2]
Rest [Member] | 100 Basic Point Decrease [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	[-0.5% , 0.5%]	[1],[3]
Perectage Impact On Net Economic Value	[-0.5% , 0.5%]	[2],[3]
BBVA Group [Member] | 100 Basic Point Increase [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	[3.5% , 5.5%]	[1]
Perectage Impact On Net Economic Value	[3.5% , 5.5%]	[2]
BBVA Group [Member] | 100 Basic Point Decrease [Member]
Market Risk Sensitivity Analysis Line Items
Perectage Impact On Net Interest Income	[-3.5% , -1.5%]	[1],[3]
Perectage Impact On Net Economic Value	[-3.5% , -1.5%]	[2],[3]

[1]	(*) Percentage of "1 year" net interest income forecast for each unit.
[2]	(**) Percentage of Core Capital for each unit.
[3]	(***) In EUR and USD, negative interest rates scenarios are allowed up to plausible levels lower than current rates.